COMMITMENTS AND CONTINGENCIES (Details Narrative) - Golden Star Acquisition Corporation [Member] - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 05, 2024	May 04, 2023	Mar. 31, 2024	Nov. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,000,000
Proceeds from Initial Public Offering		$ 70,337,513					$ 69,000,000	$ 69,000,000
Professional fees					$ 100,000			400,000
Service fees						212,500		150,000
Acquisition related costs								$ 150,000
Former Legal Counsel [Member]
Subsidiary, Sale of Stock [Line Items]
Professional fees					$ 100,000	400,000
Services fees			$ 50,000	$ 150,000
Acquisition related costs						100,000
Current Legal Counsel [Member]
Subsidiary, Sale of Stock [Line Items]
Professional fees	$ 180,000
Acquisition related costs						$ 140,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		900,000				900,000		900,000
Share price						$ 10.00		$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,900,000
Share price		$ 10.00
Percentage of cash underwritng commission		2.00%
Proceeds from Initial Public Offering		$ 1,380,000
Percentage of underwriting deferred Commission		2.50%
Gross proceeds from Initial Public Offering		$ 1,725,000